 As filed with the Securities and Exchange Commission on August 19, 1999
                                                            File Nos. 333-82903
                                                                      811-09417
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                               ----------------
                                   FORM N-2

                               ----------------
[X]REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]Pre-Effective Amendment No.  2
[_]Post-Effective Amendment No.
                                      and
[X]REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]Amendment No.  2

                               ----------------
             The BlackRock Pennsylvania Strategic Municipal Trust
              (Exact name of Registrant as specified in charter)

                               ----------------
                   c/o BlackRock Financial Management, Inc.
                                345 Park Avenue
                           New York, New York 10154
                   (Address of principal executive offices)
                                (888) 825-2257
             (Registrant's Telephone Number, including Area Code)
                        Ralph L. Schlosstein, President
             The BlackRock Pennsylvania Strategic Municipal Trust
                                345 Park Avenue
                           New York, New York 10154
                    (Name and address of Agent for Service)
                                with a copy to:
               Thomas A. DeCapo                        Gary S. Schpero
   Skadden, Arps, Slate, Meagher & Flom LLP      Simpson Thacher & Bartlett
              One Beacon Street                     425 Lexington Avenue
       Boston, Massachusetts 02108-3194           New York, New York 10017

                               ----------------
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement. If any securities on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [_]
[_] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is 33-   .

                               ----------------
       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                       Proposed
                                          Proposed      Maximum
                              Amount      Maximum      Aggregate   Amount of
    Title of Securities       Being    Offering Price  Offering   Registration
     Being Registered       Registered   Per Share     Price(1)    Fee(1)(2)
------------------------------------------------------------------------------
Common Shares, $0.001 par
 value....................  4,000,000      $15.00     $60,000,000   $16,680
------------------------------------------------------------------------------
------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

(2) Previously paid.
                               ----------------

  The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             EXPLANATORY NOTE

  The contents of the Prospectus and Statement of Additional Information previously filed by The BlackRock Pennsylvania Strategic Municipal Trust (the "Trust") in the Registration Statement on Form N-2 (File Nos. 333-82093 and 811-09417), as filed with the Securities and Exchange Commission on July 29, 1999, is incorporated herein by reference. The purpose of this filing is to file additional exhibits to the Trust's Registration Statement. No changes are being made to either the Trust's Prospectus or Statement of Additional Information by this Pre-Effective Amendment #2.

              THE BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST

                             CROSS REFERENCE SHEET

                               Part A--Prospectus

          Items in Part A of Form N-2     Location in Prospectus
          ---------------------------     ----------------------
 Item 1.  Outside Front Cover............ Cover Page
 Item 2.  Inside Front and Outside Back.. Cover Page
 Item 3.  Fee Table and Synopsis......... Prospectus Summary; Summary of Trust
                                          Expenses
 Item 4.  Financial Highlights........... Not Applicable
 Item 5.  Plan of Distribution........... Cover Page; Prospectus Summary;
                                          Underwriting
 Item 6.  Selling Shareholders........... Not Applicable
 Item 7.  Use of Proceeds................ Use of Proceeds; The Trust's
                                          Investments
 Item 8.  General Description of the
           Registrant.................... The Trust; The Trust's Investments;
                                          Risks; Description of Shares;
                                          Certain Provisions in the
                                          Declaration of Trust
 Item 9.  Management..................... Management of the Trust; Custodian
                                          and Transfer and Dividend Disbursing
                                          Agent
 Item 10. Capital Stock, Long-Term Debt,
           and Other Securities.......... Description of Shares;
                                          Distributions; Dividend Reinvestment
                                          Plan; Certain Provisions in the
                                          Declaration of Trust; Tax Matters
 Item 11. Defaults and Arrears on Senior
           Securities.................... Not Applicable
 Item 12. Legal Proceedings.............. Legal Opinions
 Item 13. Table of Contents of the
           Statement of Additional        Table of Contents for the Statement
           Information................... of Additional Information

                  Part B--Statement of Additional Information

 Item 14. Cover Page..................... Cover Page
 Item 15. Table of Contents.............. Cover Page
 Item 16. General Information and         Not Applicable
           History.......................
 Item 17. Investment Objective and
           Policies...................... Investment Objectives and Policies;
                                          Investment Policies and Techniques;
                                          Portfolio Transactions
 Item 18. Management..................... Management of the Trust; Portfolio
                                          Transactions
 Item 19. Control Persons and Principal
           Holders of Securities......... Management of the Trust
 Item 20. Investment Advisory and Other
           Services...................... Management of the Trust; Experts
 Item 21. Brokerage Allocation and Other
           Practices..................... Portfolio Transactions
 Item 22. Tax Status..................... Tax Matters; Distributions
 Item 23. Financial Statements........... Report of Independent Auditors

                           Part C--Other Information

Items 24-33 have been answered in Part C of this Registration Statement.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------------------------------------------

(1)  Financial Statements
     --------------------

     Part A -  Report of Independent Accountants.*
               Statement of Assets and Liabilities.*

     Part B -  None.

(2)  Exhibits
     --------

     (a)       Agreement and Declaration of Trust. 1
     (b)       By-Laws.1
     (c)       Inapplicable.
     (d)       Form of Specimen Certificate.
     (e)       Form of Automatic Dividend Reinvestment Plan.
     (f)       Inapplicable.
     (g)(1)    Form of Investment Management Agreement.
     (g)(2)    Form of Sub-Advisory Agreement.
     (h)(1)    Form of Underwriting Agreement.
     (h)(2)    Form of Master Agreement among Underwriters.
     (h)(3)    Form of Salomon Smith Barney Inc. Dealer Letter Agreement.
     (i)       Inapplicable.
     (j)       Form of Custodian Agreement.

     (k)       Form of Registrar, Transfer Agency and Service Agreement.
     (l)       Opinion and Consent of Counsel to the Trust.*
     (m)       Inapplicable.
     (n)       Consent of Independent Public Accountants.*
     (o)       Inapplicable.
     (p)       Initial Subscription Agreement. 2
     (q)       Inapplicable.
     (r)       Financial Data Schedule.*
     (s)       Power of Attorney. 2

___________
1 Incorporated by reference to the Trust's Registration Statement on Form N-2 (File Nos. 333-82093 and 811-09417), filed on July 1, 1999.

2 Incorporated by reference to the Trust's Registration Statement on Form N-2 (File Nos. 333-82093 and 811-09417), filed on July 29, 1999.

*   To be Filed by Amendment.

Item 25.  Marketing Arrangements
--------------------------------

     Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.

Item 26.  Other Expenses of Issuance and Distribution
-----------------------------------------------------

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

     Registration fees....................................   $  *
     New York Stock Exchange listing fee..................      *
     Printing (other than certificates)...................      *
     Engraving and printing certificates..................      *
     Fees and expenses of qualification under
      state securities laws (excluding fees
      of counsel).........................................      *
     Accounting fees and expenses.........................      *
     Legal fees and expenses..............................      *

     NASD fee.............................................      *

     Miscellaneous........................................      *

          Total...........................................   $  *


*    To be furnished by amendment.

Item 27.  Persons Controlled by or under Common Control with the Registrant
---------------------------------------------------------------------------

     Prior to June 30, 1999 the Registrant had no existence.

Item 28.  Number of Holders of Shares
-------------------------------------

                                                     Number of
Title of class                                     Record Holders
--------------                                     --------------

Shares of Beneficial Interest                           0

Item 29.  Indemnification
-------------------------

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

     Section 5.1. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence (negligence in the case of those Trustees or officers who are directors, officers or employees of the Trust's investment advisor ("Affiliated Indemnitees")) or reckless disregard for his duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the Trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder, trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

     Section 5.2. a. The Trust hereby agrees to indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 5.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

          b. Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those trustees who are neither "interested persons" of the (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

          c. The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
(iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          d. The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

          e. Subject to any limitations provided by the Investment Company Act and this Declaration, the Trust shall have the power and authority to indemnify other Persons providing services to the Trust to the full extent provided by law as if the Trust were a corporation organized under the Delaware General Corporation Law provided that such indemnification has been approved by a majority of the Trustees.

     Insofar as indemnification for liabilities arising under the Act, may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article ___ of the underwriting agreement attached as Exhibit ___, which is incorporated herein by reference.

Item 30.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

               Not Applicable

Item 31.  Location of Accounts and Records
------------------------------------------

     The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 345 Park Avenue, New York, New York 10154 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, Transfer Agent and Dividend Disbursing Agent.

Item 32.  Management Services
-----------------------------

               Not Applicable

Item 33.  Undertakings
----------------------

     (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or
(b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     (3)  Not applicable

     (4)  Not applicable

     (5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted form the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

          (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 19th day of August 1999.
                                    /s/ Ralph L. Schlosstein*
                                    ----------------------------------------
                                    Ralph L. Schlosstein
                                    President

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities on the 19th day of August 1999.

Name                                     Title

/s/ Andrew F. Brimmer*                  Trustee
---------------------------------
Andrew F. Brimmer

/s/ Richard E. Cavanagh*                Trustee
---------------------------------
Richard E. Cavanagh

/s/ Kent Dixon*                         Trustee
---------------------------------
Kent Dixon

/s/ Frank J. Fabozzi*                   Trustee
---------------------------------
Frank J. Fabozzi

/s/ Laurence D. Fink*                   Trustee
---------------------------------
Laurence D. Fink

/s/ James Clayburn LaForce, Jr.*        Trustee
---------------------------------
James Clayburn LaForce, Jr.

/s/ Walter F. Mondale*                  Trustee
---------------------------------
Walter F. Mondale

/s/ Ralph L. Schlosstein*               Trustee and President
---------------------------------        (Principal Executive Officer)
Ralph L. Schlosstein

/s/ Henry Gabbay*                       Treasurer (Principal
---------------------------------        Financial and Accounting Officer)
Henry Gabbay



*By: /s/ Karen H. Sabath
    -----------------------------
     Karen H. Sabath
     Attorney-in-fact

                               INDEX TO EXHIBITS
                               -----------------

(a)    Agreement and Declaration of Trust.1
(b)    By-Laws.1
(c)    Inapplicable.
(d)    Form of Specimen Certificate.
(e)    Form of Automatic Dividend Reinvestment Plan.
(f)    Inapplicable.
(g)(1) Form of Investment Management Agreement.
(g)(2) Form of Sub-Advisory Agreement.
(h)(1) Form of Underwriting Agreement.
(h)(2) Form of Master Agreement among Underwriters.
(h)(3) Form of Salomon Smith Barney Inc. Dealer Letter Agreement.
(i)    Inapplicable.
(j)    Form of Custodian Agreement.

(k)    Form of Registrar, Transfer Agency and Service Agreement.
(l)    Opinion and Consent of Counsel to the Trust.*
(m)    Inapplicable.
(n)    Consent of Independent Public Accountants.*
(o)    Inapplicable.
(p)    Initial Subscription Agreement. 1
(q)    Inapplicable.
(r)    Financial Data Schedule.*
(s)    Power of Attorney. 1

___________

1  Previously Filed

*To be Filed by Amendment.